Description of Business Description of Business - Accrued Restructuring and Support Expenses (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Accrued restructuring and support expenses	$ 7,033	$ 6,601	$ 905
Payment of creditor expenses, settlement charges, and other fees		20	17
Notes Payable, Related Parties, Current		35
CEOC
Restructuring Cost and Reserve [Line Items]
Accrued restructuring and support expenses	7,033	6,601	905
Payment of creditor expenses, settlement charges, and other fees	157	195	0
Notes Payable, Related Parties, Current	35	35	35
CEOC | Call Option [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment	131	131	0
CEOC | Convertible Debt [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment	1,630	1,600	0
CEOC | Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring and support expenses	3,367	2,936	0
CEOC | Fixed Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring and support expenses	975	970	484
CEOC | Bank Guaranty Settlement [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring and support expenses	$ 738	$ 734	$ 386